Share Capital and Capital Surplus and Others - Number of Authorized, Issued and Outstanding Common Shares and the Details of Capital Surplus (Deficit) and Others (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [abstract]
Number of authorized shares	220,000,000	220,000,000
Number of issued shares	80,745,711	80,745,711	80,745,711
Share capital:
Common share	₩ 44,639	₩ 44,639
Capital surplus and others:
Paid-in surplus	2,915,887	2,915,887
Treasury shares (note 24)	(2,123,661)	(1,696,997)
Hybrid bonds(Note 25)	398,759	398,759
Share option (note 26)	1,481	1,302
Others	(515,263)	(612,470)
Capital Surplus	₩ 677,203	₩ 1,006,481